Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 17,890,828	₩ 19,153,066
Total equity	₩ 12,228,399	₩ 12,155,196	₩ 12,335,138	₩ 24,396,243
Debt-equity ratios	146.31%	157.57%